Share Capital (Details) - Schedule of options granted outstanding and exercise prices	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Schedule of options granted outstanding and exercise prices [Abstract]
Number of Options, outstanding at beginning | shares	1,714,039
Weighted average exercise price, outstanding at beginning | $ / shares	$ 0.63
Number of Options, outstanding at ending | shares	1,814,381
Weighted average exercise price, outstanding at ending | $ / shares	$ 0.58
Weighted average remaining contractual life (years), outstanding at ending	6 years 240 days
Aggregate intrinsic-value, outstanding at ending | $	$ 24,538
Number of Options, Exercisable | shares	1,209,464
Weighted average exercise price, Exercisable | $ / shares	$ 0.68
Weighted average remaining contractual life (years), Exercisable	5 years 262 days
Aggregate intrinsic-value, Exercisable | $	$ 24,538
Number of Options, Granted | shares	207,500
Weighted average exercise price, Granted | $ / shares	$ 0.27
Number of Options, Options forfeited | shares	(107,158)
Weighted average exercise price, Options forfeited | $ / shares	$ 0.88